Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands		Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance at Dec. 31, 2022			$ 129,810	$ (101,480)	$ 28,330	$ 453	$ 28,783
Balance, shares at Dec. 31, 2022	[1]	46,139,937
Issuance of Ordinary Shares, net of issuance costs	[2]		4,181		4,181		4,181
Issuance of ordinary shares, net of issuance costs, shares	[1],[2]	19,542,643
Share-based payment			1,291		1,291	150	1,441
Loss for the year				(18,410)	(18,410)		(18,410)
Balance at Dec. 31, 2023			135,282	(119,890)	15,392	603	15,995
Balance, shares at Dec. 31, 2023	[1]	65,682,580
Issuance of Ordinary Shares, net of issuance costs	[2]		903		903		903
Issuance of ordinary shares, net of issuance costs, shares	[1],[2]	6,424,843
Share-based payment			727		727	61	788
Loss for the year				(11,138)	(11,138)		(11,138)
Transactions with shareholder			182		182		182
Share-based payment, shares	[1]	565,535
Balance at Dec. 31, 2024			137,094	(131,028)	6,066	664	6,730
Balance, shares at Dec. 31, 2024	[1]	72,672,958
Issuance of Ordinary Shares, net of issuance costs	[2]		4,001		4,001		4,001
Issuance of ordinary shares, net of issuance costs, shares	[1],[2]	33,799,530
Share-based payment			817		817	130	947
Loss for the year				(11,903)	(11,903)	(200)	(12,103)
Transactions with shareholder			61		61		61
Share-based payment, shares	[1]	2,345,536
Issuance of warrants, net of issuance costs	[2]		4,519		4,519		4,519
Issuance of warrants, net of issuance costs, shares	[1],[2]	31,816,397
Modification of warrants previously issued in connection with fundraising (See note 10C)			164		164		164
Issuance of shares in subsidiary			2,508		2,508	(1,716)	792
Balance at Dec. 31, 2025			$ 149,164	$ (142,931)	$ 6,233	$ (1,122)	$ 5,111
Balance, shares at Dec. 31, 2025	[1]	140,634,421

[1]	All share and per-share amounts have been retrospectively adjusted to reflect the 1:7 reverse share split effected in August 2025
[2]	Issuance costs in the amount of $414, $140 and $485 in 2025, 2024 and 2023, respectively.